OPERATING LEASES AS LESSOR (Details Textual) $ in Thousands	12 Months Ended
Jun. 30, 2017 USD ($)
Leases Operating [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	10 years
Operating Leases, Future Minimum Payments Receivable	$ 2,003
Hollycon [Member]
Leases Operating [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	1 year